Financial risk management - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) banks	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current derivative liabilities	€ 76	€ 19
Current derivative assets	257	150
Multi-currency credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility	€ 1,950	1,950
Number of credit facility banks | banks	13
Interest rate risk | Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 1,146	291
Currency exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of anticipated commodity transaction exposures that are hedged	80.00%
Commodity contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in rate	10.00%
Percentage of anticipated commodity transaction exposures that are hedged	80.00%
Change in risk variable impact on equity	€ 150	116	€ 47
Credit risk | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current derivative liabilities	25	46
Credit risk | Other current assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current derivative assets	€ 0	€ 4
Credit risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable term	30 days
Credit risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable term	60 days
Fixed interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of interest-bearing borrowings which were comprised of fixed-rate borrowings	90.00%	95.00%
Floating interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in rate	1.00%	1.00%	1.00%
Annual change in finance costs and pre-tax equity	€ 9	€ 7	€ 2